Consolidated Balance Sheets (Parentheticals)	12 Months Ended
Jun. 30, 2025 $ / shares shares
Class A Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.000625
Ordinary shares, shares authorized	Unlimited
Ordinary shares, shares issued	16,000,000
Ordinary shares, shares outstanding	16,000,000
Class B Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.000625
Ordinary shares, shares issued	100,000
Ordinary shares, shares outstanding	100,000